SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
SHORT-TERM INVESTMENTS.
Schedule of short-term investments

	As of December 31,
	2024	2025
	US$	US$
Convertible bond	997	—
Total:	997	—